Accounts receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2019	2018
Trade accounts receivable	3,643	7,607
Allowance for doubtful accounts	(25)	(4)
Accounts receivable from other related parties	119	1
Other accounts receivable	33	16
Total accounts receivable net of allowance for doubtful accounts	3,770	7,620